Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 40,209
Balance at end of period	41,286	$ 40,209
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(3,961)	(4,585)
Effect of movements in foreign exchange	(191)	100
Amortization	(711)	(647)
Impairment	(31)	(4)
Disposals through sale and derecognition	60	1,339
Transfer (to)/from other asset categories and other movements	39	(164)
Balance at end of period	(4,794)	(3,961)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	44,170	45,015
Effect of movements in foreign exchange	957	(751)
Acquisitions through business combinations	15
Acquisitions and expenditures	838	978
Disposals through sale and derecognition	(67)	(1,437)
Transfer (to)/from other asset categories and other movements	166	365
Balance at end of period	46,080	44,170
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	37,652
Balance at end of period	38,239	37,652
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(88)
Impairment	(5)
Balance at end of period	(94)	(88)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	37,741
Effect of movements in foreign exchange	703
Acquisitions through business combinations	15
Acquisitions and expenditures	7
Disposals through sale and derecognition	(1)
Transfer (to)/from other asset categories and other movements	(132)
Balance at end of period	38,332	37,741
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	779
Balance at end of period	830	779
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,247)
Effect of movements in foreign exchange	(51)
Amortization	(136)
Transfer (to)/from other asset categories and other movements	46
Balance at end of period	(1,388)	(1,247)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,026
Effect of movements in foreign exchange	67
Acquisitions and expenditures	182
Transfer (to)/from other asset categories and other movements	(56)
Balance at end of period	2,219	2,026
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	1,473
Balance at end of period	2,160	1,473
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,577)
Effect of movements in foreign exchange	(132)
Amortization	(544)
Impairment	(25)
Disposals through sale and derecognition	56
Transfer (to)/from other asset categories and other movements	2
Balance at end of period	(3,219)	(2,577)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	4,050
Effect of movements in foreign exchange	181
Acquisitions and expenditures	632
Disposals through sale and derecognition	(56)
Transfer (to)/from other asset categories and other movements	572
Balance at end of period	5,379	4,050
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	305
Balance at end of period	57	305
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(49)
Effect of movements in foreign exchange	(8)
Amortization	(31)
Disposals through sale and derecognition	4
Transfer (to)/from other asset categories and other movements	(9)
Balance at end of period	(93)	(49)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	354
Effect of movements in foreign exchange	6
Acquisitions and expenditures	17
Disposals through sale and derecognition	(9)
Transfer (to)/from other asset categories and other movements	(218)
Balance at end of period	$ 150	$ 354